CAPITAL MANAGEMENT (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CAPITAL MANAGEMENT
Components of equity consisting of common shares, stock options and warrants, and deficit	$ 83,473,900	$ 122,654,601	$ 72,901,845